Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Property rentals	$ 1,911,487	$ 1,880,405	$ 1,771,264
Tenant expense reimbursements	245,819	226,831	207,149
Cleveland Medical Mart development project	0	36,369	235,234
Fee and other income	155,206	155,571	119,077
Total revenues	2,312,512	2,299,176	2,332,724
EXPENSES:
Operating	953,611	928,565	891,637
Depreciation and amortization	481,303	461,627	435,545
General and administrative	169,270	177,366	167,194
Cleveland Medical Mart development project	0	32,210	226,619
Acquisition and transaction related costs, and impairment losses	18,435	24,857	17,386
Total expenses	1,622,619	1,624,625	1,738,381
Operating income	689,893	674,551	594,343
Income from Real Estate Fund	163,034	102,898	63,936
(Loss) income from partially owned entities	(58,131)	(338,785)	423,126
Interest and debt expense	(412,755)	(425,782)	(431,235)
Interest and other investment income (loss), net	38,752	(24,887)	(261,200)
Net gain on disposition of wholly owned and partially owned assets	13,568	2,030	4,856
Income (loss) before income taxes	434,361	(9,975)	393,826
Income tax (expense) benefit	(9,281)	8,717	(8,132)
Income (loss) from continuing operations	425,080	(1,258)	385,694
Income from discontinued operations	583,946	565,998	308,847
Net income	1,009,026	564,740	694,541
Less net income attributable to noncontrolling interests in:
Consolidated subsidiaries	(96,561)	(63,952)	(32,018)
Operating Partnership	(47,563)	(23,659)	(35,327)
Preferred unit distributions of the Operating Partnership	(50)	(1,158)	(9,936)
Net income attributable to Vornado	864,852	475,971	617,260
Preferred share dividends	(81,464)	(82,807)	(76,937)
Preferred unit and share redemptions	0	(1,130)	8,948
NET INCOME attributable to common shareholders	783,388	392,034	549,271
INCOME (LOSS) PER COMMON SHARE - BASIC:
Income (loss) from continuing operations, net (in dollars per share)	$ 1.24	$ (0.74)	$ 1.38
Income from discontinued operations, net (in dollars per share)	$ 2.94	$ 2.84	$ 1.57
Net income per common share (in dollars per share)	$ 4.18	$ 2.10	$ 2.95
Weighted average shares outstanding	187,572	186,941	185,810
INCOME (LOSS) PER COMMON SHARE - DILUTED:
Income (loss) from continuing operations, net (in dollars per share)	$ 1.23	$ (0.74)	$ 1.38
Income from discontinued operations, net (in dollars per share)	$ 2.92	$ 2.83	$ 1.56
Net income per common share	$ 4.15	$ 2.09	$ 2.94
Weighted average shares outstanding	188,690	187,709	186,530
Toys R Us [Member]
EXPENSES:
(Loss) income from partially owned entities	(73,556)	(362,377)	14,859
All Equity Method Investees Excluding Toys [Member]
EXPENSES:
(Loss) income from partially owned entities	$ 15,425	$ 23,592	$ 408,267